SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES

Translation of amounts from HKD into USD has been made at the following exchange rates:

	March 31, 2025	September 30, 2024	March 31, 2024
Period-end $: HK$ exchange rate	7.7799	7.7693	7.8259
Period average $: HK$ exchange rate	7.7771	7.8084	7.8172

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Furniture and fixtures	4 years
Office equipment	4 years
Motor vehicle	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF MAJOR INTANGIBLE ASSETS	The estimated useful lives of major intangible assets are as follows:
Website	4 years
Patent	4 years

SCHEDULE OF DETAILS OF REVENUE AND COST OF REVENUE

The details of revenue and cost of revenue of the Company is as follows:

	For the Six Months Ended March 31,
	2025	2024
Revenue	1,225,912	2,047,889
Cost of Revenue	(1,070,229)	(1,493,014)
Gross Profit	$155,683	$554,875
Gross Profit Margin	12.7%	27.1%